Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2015 Calendar Quarter
	First[1]	Second[1]	Third	Fourth[2]	Annual
Total Operating Revenues	$32,576	$33,015	$39,091	$42,119	$146,801
Operating Income	5,557	5,773	5,923	7,532	24,785
Net Income	3,339	3,184	3,078	4,086	13,687
Net Income Attributable to AT&T	3,263	3,082	2,994	4,006	13,345
Basic Earnings Per Share
Attributable to AT&T3	$0.63	$0.59	$0.50	$0.65	$2.37
Diluted Earnings Per Share
Attributable to AT&T3	$0.63	$0.59	$0.50	$0.65	$2.37
Stock Price
High	$35.07	$36.45	$35.93	$34.99
Low	32.41	32.37	30.97	32.17
Close	32.65	35.52	32.58	34.41
[1]	Amounts have been adjusted for the voluntary change in accounting policy (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12).
[3]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.

	2014 Calendar Quarter
	First[1]	Second[1]	Third[1]	Fourth[1,2]	Annual
Total Operating Revenues	$32,476	$32,575	$32,957	$34,439	$132,447
Operating Income (Loss)	6,335	5,739	5,607	(5,469)	12,212
Net Income (Loss)	3,770	3,697	3,187	(3,918)	6,736
Net Income (Loss) Attributable to AT&T	3,688	3,623	3,130	(3,999)	6,442
Basic Earnings (Loss) Per Share
Attributable to AT&T3	$0.71	$0.70	$0.60	$(0.77)	$1.24
Diluted Earnings (Loss) Per Share
Attributable to AT&T3	$0.70	$0.69	$0.60	$(0.77)	$1.24
Stock Price
High	$35.50	$36.86	$37.48	$36.16
Low	31.74	34.32	34.17	32.07
Close	35.07	35.36	35.24	33.59
[1]	Amounts have been adjusted for the voluntary change in accounting policy (Note 1).
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).
[3]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.